SHARE CAPITAL (Details) $ in Thousands				12 Months Ended
	Aug. 09, 2024 shares	Mar. 01, 2024 shares	May 22, 2023 shares	Sep. 30, 2025 CNY (¥) shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 CNY (¥) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 CNY (¥) shares	Sep. 30, 2023 USD ($) shares
SHARE CAPITAL
Proceeds from issuance of common stock				¥ 38,255,000	$ 5,384			¥ 19,594,000
Exercise of share option | ¥								599,000
Capital contribution from NCI				180,000		¥ 10,000	$ 1,427	10,475,000	$ 1,460
Cash dividend to NCI				1,090,000.00	150	1,420,000	$ 200
Number of options granted	390,000	20,000	38,000
Share-based compensation expense				¥ 23,105,000	$ 3,252	¥ 5,223,000		¥ 1,163,000
Treasury stock shares awarded				5,537	5,537
Amount received from sale of treasury stock | ¥				¥ 167,000,000
Restricted Stock
SHARE CAPITAL
Number of options granted				1,498,405	1,498,405	240,000	240,000
Share-based compensation expense | ¥				¥ 23,110,000		¥ 4,930,000
At the market arrangement
SHARE CAPITAL
Issuance of common shares (in shares)				3,859,300	3,859,300			320,000	320,000
Proceeds from issuance of common stock				¥ 38,260,000	$ 5,380			¥ 19,960,000	$ 2,780
Exercise of share option (in shares)								11,000	11,000
Exercise of share option | $									$ 0